Average Annual Total Returns - Blue Chip Investor Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Blue Chip Investor Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.40%	11.78%	9.64%
Blue Chip Investor Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.55%	10.74%	8.40%
Blue Chip Investor Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.70%	9.26%	7.52%